[USAA EAGLE LOGLO] 9800 Fredericksburg Road
                   San Antonio, Texas 78288



                                  May 2, 2002



VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

RE:  USAA Life Investment Trust
     1933 Act File No. 33-82270
     1940 Act File No. 811-8672

Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, the registrant identified above certifies that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of Rule 497 would not have differed from that contained in the most recent Post-Effective Amendment to the registrant's Registration Statement filed on April 26, 2002, and the text of the most recent Post-Effective Amendment to the registrant's Registration Statement has been filed electronically.


                                  Sincerely,

                                  /S/ MARK S. HOWARD
                                  ------------------
                                  Mark S. Howard
                                  Senior Vice President
                                  Securities Counsel & Compliance

cc:  Foley & Lardner LLP

          USAA INVESTMENT MANAGEMENT COMPANY
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